Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2015
Collection Period Start	1-Oct-15	Distribution Date	16-Nov-15
Collection Period End	31-Oct-15	30/360 Days	30
Beg. of Interest Period	15-Oct-15	Actual/360 Days	32
End of Interest Period	16-Nov-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	302,380,548.49	254,045,167.81	0.2635707
Total Securities		963,859,720.12	302,380,548.49	254,045,167.81	0.2635707
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.465750%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	23,520,828.37	0.00	0.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	90,185,447.69	0.7842213
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	23,520,828.37	14,700.52	121.8695770	0.0761685
Class A-4 Notes	24,814,552.31	88,166.67	215.7787157	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	48,335,380.68	102,867.19

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,000,444.36
Monthly Interest				1,347,992.11
Total Monthly Payments				5,348,436.47

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				265,455.16
Aggregate Sales Proceeds Advance				27,718,958.73
Total Advances				27,984,413.89

Vehicle Disposition Proceeds:
Reallocation Payments				27,168,582.89
Repurchase Payments				2,068,114.35
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,095,198.87
Excess Wear and Tear and Excess Mileage				295,387.08
Remaining Payoffs				0.00
Net Insurance Proceeds				326,031.76
Residual Value Surplus				598,742.92
Total Collections				71,884,908.23

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,933,727.84			1,298
Involuntary Repossession	167,619.00			12
Voluntary Repossession	78,320.05			6
Full Termination	8,988,916.00			603
Bankruptcy	-			-
Insurance Payoff		323,963.99		18
Customer Payoff			301,224.60	18
Grounding Dealer Payoff			5,098,650.84	284
Dealer Purchase			1,629,583.66	85
Total	27,168,582.89	323,963.99	7,029,459.10	2,324

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,987	339,891,352.13	7.00000%	302,380,548.49
Total Depreciation Received		(4,531,360.55)		(3,742,045.12)
Principal Amount of Gross Losses	(30)	(575,557.83)		(518,923.03)
Repurchase / Reallocation	(134)	(2,204,389.44)		(2,068,114.35)
Early Terminations	(1,215)	(21,080,293.41)		(18,689,238.33)
Scheduled Terminations	(1,447)	(26,124,998.07)		(23,317,059.85)
Pool Balance - End of Period	14,161	285,374,752.83		254,045,167.81

Remaining Pool Balance
Lease Payment				28,242,550.03
Residual Value				225,802,617.78
Total				254,045,167.81

III. DISTRIBUTIONS

Total Collections					71,884,908.23
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					71,884,908.23

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					450,687.42
3. Reimbursement of Sales Proceeds Advance					20,653,823.83
4. Servicing Fee:
Servicing Fee Due					251,983.79
Servicing Fee Paid					251,983.79
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,356,495.04

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					14,700.52

Class A-3 Notes Monthly Interest Paid					14,700.52
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	102,867.19
Total Note and Certificate Monthly Interest Paid	102,867.19
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	50,425,546.00

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	48,335,380.68

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	48,335,380.68
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,090,165.32

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2015

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,090,165.32
Gross Reserve Account Balance		16,548,061.12
Remaining Available Collections Released to Seller		2,090,165.32
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.45
Monthly Prepayment Speed		127%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	629,612.23
Securitization Value of Gross Losses and Casualty Receivables	518,923.03	30
Aggregate Defaulted and Casualty Gain (Loss)	110,689.20
Pool Balance at Beginning of Collection Period	302,380,548.49
Net Loss Ratio	0.0366%

Cumulative Net Losses for all Periods	0.1334%	1,285,600.89

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,278,743.59	199
61-90 Days Delinquent	745,162.20	43
91-120+ Days Delinquent	267,146.34	16
Total Delinquent Receivables:	4,291,052.13	258
60+ Days Delinquencies as Percentage of Receivables	0.33%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	26,922,643.84	1898
Securitization Value	30,480,182.76
Aggregate Residual Gain (Loss)	(3,557,538.92)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	238,286,425.16	16,116
Cumulative Securitization Value	262,399,770.35
Cumulative Residual Gain (Loss)	(24,113,345.19)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		31,182,397.97
Reimbursement of Outstanding Advance		20,653,823.83
Additional Advances for current period		27,718,958.73
Ending Balance of Residual Advance		38,247,532.87

Beginning Balance of Payment Advance		829,099.97
Reimbursement of Outstanding Payment Advance		450,687.42
Additional Payment Advances for current period		265,455.16
Ending Balance of Payment Advance		643,867.71

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No